2. VARIABLE INTEREST ENTITY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2013 VIEBalanceSheetMember
Values and classification of assets that are collateral for the obligations of New PE Holdco
Cash and cash equivalents		$ 11
Other current assets	7,699	7,485
Property and equipment	145,774	143,308
Other assets	2,719	3,150
Total assets	156,192	153,954
Current liabilities	4,287	6,598
Long-term debt, including current portion	100,821	103,597
Other liabilities	207	220
Total liabilities	$ 105,315	$ 110,415